Schedule of Investments ─ NYLIM Winslow Focused Large Cap Growth ETF (formerly, NYLI Winslow Focused Large Cap Growth ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 96.9%

Communication Services — 15.5%
Alphabet, Inc., Class C	20,026	$7,142,273
Meta Platforms, Inc., Class A	4,028	2,242,428
Total Communication Services		9,384,701

Consumer Discretionary — 9.6%
Amazon.com, Inc.*	15,398	4,181,789
Hilton Worldwide Holdings, Inc.	5,140	1,647,318
Total Consumer Discretionary		5,829,107

Financials — 6.5%
Mastercard, Inc., Class A	3,749	2,148,552
Visa, Inc., A Shares	4,862	1,780,124
Total Financials		3,928,676

Health Care — 3.0%
Eli Lilly & Co.	1,578	1,812,869

Industrials — 10.5%
CH Robinson Worldwide, Inc.	4,501	664,933
GE Vernova, Inc.	2,414	2,390,560
General Electric Co.	3,607	1,298,772
Howmet Aerospace, Inc.	2,205	622,383
Johnson Controls International PLC	9,489	1,391,657
Total Industrials		6,368,305

Information Technology — 50.3%
Amphenol Corp., Class A	7,621	1,224,695
Analog Devices, Inc.	4,946	1,817,210
Apple, Inc.	9,965	3,078,288
Applied Materials, Inc.	1,290	654,894
Arista Networks, Inc.*	4,651	838,808
ASML Holding NV	788	1,283,652
Broadcom, Inc.	6,640	2,584,819
Lumentum Holdings, Inc.*	1,234	881,002
Microsoft Corp.	6,936	3,223,298
NVIDIA Corp.	42,544	8,540,708
Palantir Technologies, Inc., Class A*	6,400	787,584
Sandisk Corp.*	767	931,775
Seagate Technology Holdings PLC	3,472	2,972,483
Snowflake, Inc., Class A*	5,592	1,640,022
Total Information Technology		30,459,238

Materials — 1.5%
Ecolab, Inc.	3,171	880,365

Total Common Stocks
(Cost $51,516,802)		58,663,261

Short-Term Investment — 3.1%
Money Market Fund — 3.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(a)
(Cost $1,902,826)	1,902,826	1,902,826

Total Investments — 100.0% (Cost $53,419,628)		60,566,087
Other Assets and Liabilities, Net — 0.0%(b)		(28,528)
Net Assets — 100.0%		$60,537,559

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2026.
(b)	Less than 0.05%.

Schedule of Investments ─ NYLIM Winslow Focused Large Cap Growth ETF (formerly, NYLI Winslow Focused Large Cap Growth ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$58,663,261	$—	$—	$58,663,261
Short-Term Investment:
Money Market Fund	1,902,826	—	—	1,902,826
Total Investments in Securities	$60,566,087	$—	$—	$60,566,087

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.